Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 1,310	$ 1,330
Cash and cash equivalents	35	97
Debt securities	909	841
Other	233	263
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 124	$ 115
Debt Securities Percentage	76.00%	77.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 9	$ 14
Debt Securities Percentage	20.00%	22.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt Securities Percentage	4.00%	1.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 39	$ 101
Cash and cash equivalents	30	93
Debt securities	0	0
Other	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	9	8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	0	0
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	1,271	1,229
Cash and cash equivalents	5	4
Debt securities	909	841
Other	233	263
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	115	107
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 9	$ 14